                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6580

                      (Investment Company Act File Number)

                                SouthTrust Funds
              _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                            John D. Johnson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 4/30/03

               Date of Reporting Period: Fiscal year ended 4/30/03

Item 1.     Reports to Stockholders

ANNUAL REPORT APRIL 30, 2003

SouthTrust U.S. Treasury Money Market Fund

SouthTrust Income Fund

SouthTrust Bond Fund

SouthTrust Alabama Tax-Free Income Fund

SouthTrust Value Fund

SouthTrust Growth Fund

SOUTHTRUST FUNDS

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

SouthTrust U.S. Treasury Money Market Fund1

A lackluster economic recovery combined with heightened geopolitical risk continued to drive down yields on money market securities throughout much of the past year. Money market investors have experienced the lowest yields in nearly fifty years as the Fed continued to cut rates in an effort to prop up a dwindling economy. Despite the presence of some positive economic statistics, the Fed remained biased towards weakness throughout most of the year. Consequently, the federal funds target rate was lowered to 1.25 percent while yields on 3-month and 6-month Treasury bills declined approximately 0.7 and 0.8 percentage points, respectively. As the Treasury curve continued to flatten on shorter maturities, yields on overnight repurchase agreements remained slightly higher than the federal funds target rate, allowing overnight repurchase agreements to outperform Treasury bills throughout most of the past year.

As expectations of an economic recovery increased, the fund overweighted overnight repurchase agreements throughout the past year. However, as these expectations dissipated the fund moved to some longer dated Treasuries to protect against the possibility of further rate cuts. Over the course of the year, the average maturity of the fund ranged from around 55 days to nine days, ending the year at approximately 23 days.

SouthTrust Income Fund

There were many events during the past twelve months that served as catalysts for market movement—an interest rate cut by the Fed in early November; better than expected corporate earnings in January and the uncertainty, then reality, of war with Iraq from January through April. The yield of the 5-year Treasury moved in a range of 2.7-3.3% with an average yield of 2.9% during this period. Changes in investor confidence along with the perception of the fundamental strength of the economy were the principal drivers to both the fixed income and equity markets during the past two quarters. Yields on the 3-month, 2-year and 5-year U.S. Treasuries ended April 2003 at 1.1%, 1.5% and 2.7%, respectively—the yields on these benchmark securities have declined a modest quarter of a percentage point since October 31, 2002.

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INVESTMENT REVIEW

(Continued)

The past six months marked a dramatic turnaround in the performance of corporate bonds relative to higher quality U.S. Treasury securities. Since the first of November 2002, corporate bonds have returned 9.7%, based on the Merrill Lynch 1-5 Year Government / Corporate Index (“ML1-5GC”),2 while U.S. Treasuries produced a 3.3% return. The relative out-performance of corporate bonds was driven principally by the stabilization in corporate earnings and investors’ willingness to accept the risk associated with this asset class. The six-month return on triple-B rated and high yield bonds illustrate this acceptance of risk. The returns on triple-B and high yield bonds for the six-month period ending April 2003 were 12.0% and 22.2%, based on the ML1-5GC, respectively.

During the period, the fund maintained a shorter maturity structure than its benchmark index, the ML1-5GC. This structure was based upon the forecast that the Fed had made their last interest rate cut in November and that the U.S. economy will return to a more normal growth rate over the next twelve months. The fund gradually increased its allocation to corporate bonds during the period in a diversified approach. In the period, the fund also increased to market neutral its allocation of triple-B rated securities. Finally, the fund was able to achieve its desired dividend level during the period by following its stated investment strategies.

SouthTrust Bond Fund

The great bond market “Bull Run” continued almost unimpeded throughout 2002 and 2003 as geopolitical uncertainties, depressed economic figures, profit shortfalls and accounting uncertainties dotted the landscape. The events of September 11th are a year and a half old, and yet the reverberations are still being felt. The United States went to war with Iraq. Thankfully, that war has come and gone. With it came the elimination of certain geopolitical risks and an increased risk profile by many investors. However, we continue to believe that September 11th marked the beginning of a new era of either global cooperation or alternatively, global divisiveness. Interdependence of foreign trade, technological improvements, and standardized currencies are all signs of increased cooperation among nations, while ideological, political and religious differences still illicit friction. The story bears monitoring as it will continue to sway markets for some time.

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SOUTHTRUST FUNDS

INVESTMENT REVIEW

(Continued)

From an economic perspective, the last six months provided plenty of optimistic signs, but at the margin seemed to signal that the post-war recovery remains tepid at best. Declining oil prices, productivity improvements, and a planned tax cut package fueled optimism, while a stagnant manufacturing sector, rising unemployment, and soft consumer confidence data point to a period of sub-par growth. The disappointing economic picture has prompted the Fed to change its bias (to one of pro-growth), which signaled to the market that the “economic recovery” many expected may not materialize for some time.

Against that backdrop, US Treasury rates, specifically the 10-year Treasury, remained range bound fluctuating between 3.65% and 4.25% over the past 6-months. On the other hand, corporate bonds experienced outsized gains due to highly attractive valuations. With the passage of time, the problems of the past—Enron, WorldCom, Kmart and Global Crossing—seemed to dissipate. Even the recent HealthSouth revelations did little to dampen investor spirit. We remind everyone that investors are still healthfully monitoring corporate irregularities, but the situation appears to be headed in the right direction. We would like this trend to continue.

For the 12-month period ended April 30, 2003, the SouthTrust Bond Fund returned an impressive 11.23% to shareholders at NAV. During this period the funds maturity was generally neutral to that of the index. The fund did maintain a healthy overweight in corporate bonds, which contributed to the positive returns of the year. Finally, the fund was able to achieve its desired dividend level during the period by following its stated investment strategies.

SouthTrust Alabama Tax-Free Income Fund3

Investors in municipal bonds were rewarded with strong performance over the past twelve months. The stagnant economy and global unrest helped drive municipal yields lower during the past year, giving municipalities the opportunity to borrow at extremely low rates. Both retail and institutional investors seeking a high degree of safety were attracted to the new bonds and only happy to buy the resulting supply. Propelled by investor demand and economic weakness, municipal yields declined 0.97% in the five-year maturity range, with 15-year maturities dropping 0.72%. During the year, the yield curve flattened as the stock market weakened in what seemed to be near constant anticipation of a Fed easing. However, early in 2003 the yield curve reversed and began to steepen as equities rallied.

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SOUTHTRUST FUNDS

INVESTMENT REVIEW

(Continued)

The supply of bonds will most likely remain robust as long as interest rates remain low and investor appetites steady. Also, affecting issuance will be the need for municipalities to balance budgets and the market’s willingness to continue purchasing new issues.

The SouthTrust Alabama Tax-Free Income Fund rewarded its shareholders with a very attractive total return of 8.53% at NAV for the twelve-month period ending April 30, 2003. The Fund was able to achieve its desired dividend level during the period by following its stated investment strategies. A longer portfolio structure than its benchmark index benefited the fund. The portfolio developed a more defensive posture by utilizing bonds with higher coupons and shorter duration.4 Approximately 65% of the fund is invested in AAA rated bonds.

SouthTrust Value Fund

Performance for the SouthTrust Value Fund has been strong for the past six months, but the weak third calendar quarter of 2002 continues to weigh on the past year’s results.

Relative returns so far in 2003 have been competitive, but volatile. Several investments are impacting our relative returns. The major overweighting in the portfolio is in energy sector. While the consensus has focused on energy prices coming down with the end of the Iraqi war, we’ve focused on the many stocks that look very attractively valued with strong fundamentals. Natural gas has become much more difficult to find, reserves are running off at an increasing pace, finding costs are increasing, inventories are low, and domestic drilling appears to have been way too low recently. Maybe it reflects a level of caution, but Pfizer, a terrific company, represents by far our biggest position, as we believe the merger arbitrage resulting from the Pharmacia acquisition resulted in the stock becoming significantly undervalued. The quality mortgage finance duo of Fannie Mae and Freddie Mac are both important positions, as we believe they became mispriced given some concerns over unlikely government action, poorly understood derivatives positions, and misplaced worries about a sharp dropoff in mortgage activity. Tyco, which we added to during the significant March price weakness, is now our second largest position. We still believe Tyco has solid operating businesses, excellent cash flow, and have confidence in their new management team. Given our view that we remain in a trading range stock market, we have been a little more active than normal in the fund, preferring to be willing to take profits or losses as stocks have significant price moves.

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SOUTHTRUST FUNDS

INVESTMENT REVIEW

(Continued)

SouthTrust Growth Fund

For the twelve month reporting period ended April 30, 2003, the SouthTrust Growth Fund returned (9.88)% at NAV compared to a return of (13.30)% for the S&P 500.

Our approach to managing the fund centers around our definition of growth companies. Growth companies produce sales gains at a premium to other companies. We believe they provide more consistent earnings patterns. We also believe they are more profitable and, as such, are able to fund future expansion. We seek financially strong companies with proven management and business plans to enhance superior growth prospects. Since our approach focuses primarily on the industry leaders, the average weighted market cap of the stocks in the fund stood at $96.5 billion on April 30, 2003, or 17% higher than that of the S&P 500.

Although the equity environment over the past 12-month reporting period remained challenging, during the first four months of calendar 2003 domestic equity indices were in positive territory on a year-to-date basis. During most of the fund’s fiscal year, the negative news about corporate accounting scandals, the invasion of Iraq, and the reluctance of U.S. companies to make capital expenditure commitments pressured domestic equity prices.

The fund continued to adhere to its disciplined approach and found opportunity in a number of large cap growth names that we feel declined to attractive price levels. We initiated positions in American Express, First Data, Fifth Third Bancorp, Harley Davidson, and Kohl’s. Kohl’s operates approximately 500 off-mall department stores that carry a wide range of high quality, moderately-priced family-oriented goods. The company has earned attractive returns on investment that have been reinvested to fund expansion in new stores and in new markets. The company opened 28 stores in Los Angeles in March, the first new market west of the Rockies for Kohl’s. The company plans to open additional locations in Arizona and Nevada later this year. Additional California expansion is planned for next year in San Diego, Sacramento, and Fresno. The company’s inconsistent sales performance over the past several months, we feel, has provided an opportunity to enter a name with an excellent track record, and we believe the company’s long term growth opportunities remain intact. Harley Davidson, the world’s largest maker of heavyweight motorcycles, provided conservative production guidance in early 2003 due to the uncertain economic environment. The

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SOUTHTRUST FUNDS

INVESTMENT REVIEW

(Concluded)

company’s conservative stance was interpreted as a negative indicator. We feel that the weakness in the share price that resulted from guidance provided a long term buying opportunity.

(1)	An investment in money market funds is neither insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
(2)	The ML1-5GC is an unmanaged index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 4.99 years. Investments cannot be made in an index.
(3)	Income may be subject to the federal alternative minimum tax.
(4)	Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

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SOUTHTRUST INCOME FUND

Growth of a $10,000 Invested in SouthTrust Income Fund

The graph below illustrates the hypothetical investment of $10,000* in the SouthTrust Income Fund (the “Fund”) from January 10, 1996 (start of performance) to April 30, 2003, compared to the Merrill Lynch 1-5 Year Government/Corporate Index (“ML1-5GC”)†.

Average Annual Total Return For The Period Ended April 30, 2003††

1 Year	3.35%
5 Years	4.95%
Start of Performance (1/10/1996)	4.95%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.50% ($10,000 investment minus $350 sales charge = $9,650). The Fund’s performance assumes the reinvestment of all dividends and distributions. The ML1-5GC has been adjusted to reflect reinvestment of dividends on securities in the index.
†	The ML1-5GC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.
††	Total return quoted reflects all applicable sales charges.

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SOUTHTRUST BOND FUND

Growth of a $10,000 Invested in SouthTrust Bond Fund

The graph below illustrates the hypothetical investment of $10,000* in the SouthTrust Bond Fund (the “Fund”) from April 30, 1993 to April 30, 2003, compared to the Lehman Brothers Government/Credit Index (“LBGCT”)†

Average Annual Total Return For The Period Ended April 30, 2003††

1 Year	7.35%
5 Years	5.48%
10 Years	5.64%
Start of Performance (5/8/1992)	6.34%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.00% ($10,000 investment minus $400 sales charge = $9,600). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBGCT has been adjusted to reflect reinvestment of dividends on securities in the index.
†	The LBGCT is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.
††	Total return quoted reflects all applicable sales charges. The total returns and graph above are based on the original sales charge of 4.00%. On March 1, 1996, the sales charge on the SouthTrust Bond Fund changed to 3.50%.

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SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

Growth of a $10,000 Invested in SouthTrust Alabama Tax-Free Income Fund

The graph below illustrates the hypothetical investment of $10,000* in the SouthTrust Alabama Tax-Free Income Fund (the “Fund”) from April 30, 1993† to April 30, 2003, compared to the Lehman Brothers 1-10 Year Municipal Bond Index (“LB1-10BMB”)††.

Average Annual Total Return For The Period Ended April 30, 2003†††

1 Year	4.74%
5 Years	4.83%
10 Years	4.52%
Start of Performance (1/1/1989)	5.22%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.50% ($10,000 investment minus $350 sales charge = $9,650). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB1-10BMB has been adjusted to reflect reinvestment of dividends on securities in the index.
†	The Fund is the successor to a portfolio of a Common Trust Fund. The quoted performance data includes performance of the Common Trust Fund for the period from April 30, 1993 to August 20, 1999 when the Fund first commenced operations, as adjusted to reflect the Fund’s anticipated expenses. The Common Trust Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Common Trust Fund had been registered under the 1940 Act, the performance may have been adversely affected.
††	The LB1-10BMB is not adjusted to reflect sales charges, expenses, or other fees that the Securities Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.

For this illustration, the LB1-10BMB began its performance on July 30, 1993. The LB1-10BMB has been assigned a beginning value of $10,470, the value of the fund on July 30, 1993.

†††	Total return quoted reflects all applicable sales charges.

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SOUTHTRUST VALUE FUND

Growth of a $10,000 Invested in SouthTrust Value Fund

The graph below illustrates the hypothetical investment of $10,000* in the SouthTrust Value Fund (the “Fund”) from April 30, 1993 to April 30, 2003, compared to the Standard & Poor’s 500 Index (“S&P 500”)†.

Average Annual Total Return For The Period Ended April 30, 2003††

1 Year	(22.17)%
5 Years	(2.53)%
10 Years	8.12%
Start of Performance (5/8/1992)	7.90%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
†	The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.
††	Total return quoted reflects all applicable sales charges. On March 1, 1996, the sales charge for SouthTrust Value Fund changed to 3.50%. The total returns and graph above are based on the original sales charge of 4.50%. Effective July 1, 1996, the sales charge for SouthTrust Value Fund was changed back to 4.50%.

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SOUTHTRUST GROWTH FUND

Growth of a $10,000 Invested in SouthTrust Growth Fund

The graph below illustrates the hypothetical investment of $10,000* in the SouthTrust Growth Fund (the “Fund”) from April 30, 1993† to April 30, 2003, compared to the Standard & Poor’s 500 Index (“S&P 500”)††.

Average Annual Total Return For The Period Ended April 30, 2003†††

1 Year	(13.94)%
5 Years	(3.64)%
10 Years	7.46%
Start of Performance (1/1/1989)	9.33%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Your investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
†	The Fund is the successor to a portfolio of a Common Trust Fund. The quoted performance data includes performance of the Common Trust Fund for the period from April 30, 1993 to August 20, 1999 when the Fund first commenced operations, as adjusted to reflect the Fund’s anticipated expenses. The Common Trust Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Common Trust Fund had been registered under the 1940 Act, the performance may have been adversely affected.
††	The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.
†††	Total return quoted reflects all applicable sales charges.

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SOUTHTRUST U.S. TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003

Principal Amount			Value
U.S. TREASURY OBLIGATIONS—34.7%
		U.S. TREASURY BILLS—34.7%
$ 50,000,000	(1)	1.280%, 5/8/2003	$49,987,799
150,000,000	(1)	1.114%-1.202%, 5/22/2003	149,899,147
50,000,000	(1)	1.250%, 6/26/2003	49,904,722
50,000,000	(1)	1.128%, 7/3/2003	49,902,875
50,000,000	(1)	1.172%, 9/25/2003	49,765,208
50,000,000	(1)	1.172%, 10/16/2003	49,731,667

TOTAL U.S. TREASURY OBLIGATIONS			399,191,418

REPURCHASE AGREEMENTS—65.3%
55,000,000		Agreement with Bear Stearns and Co., Inc., 1.26% dated 4/30/2003, to be repurchased at $55,001,925 on 5/1/2003, collateralized by U.S. Treasury Notes and U.S. Government National Strips and Strips Principal with various maturities to 11/15/2012	55,000,000
190,000,000		Agreement with Dresdner Bank, 1.25% dated 4/30/2003, to be repurchased at $190,006,597 on 5/1/2003, collateralized by U.S. Treasury Bonds and Notes with various maturities to 5/15/2016	190,000,000
206,321,000		Agreement with Greenwich Capital Markets, Inc., 1.28% dated 4/30/2003, to be repurchased at $206,328,336 on 5/1/2003, collateralized by U.S. Treasury Bonds and U.S. Government National Strips Principal with various maturities to 5/15/2021	206,321,000
55,000,000		Agreement with Lehman Brothers, Inc., 1.25% dated 4/30/2003, to be repurchased at $55,001,910 on 5/1/2003, collateralized by a U.S. Government National Strip maturing 5/15/2013	55,000,000

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SOUTHTRUST U.S. TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Concluded)

Principal Amount		Value
$ 55,000,000	Agreement with Morgan Stanley and Co., Inc., 1.22% dated 4/30/2003, to be repurchased at $55,001,864 on 5/1/2003, collateralized by a U.S. Treasury Inflationary Index Note maturing 7/15/2012	$55,000,000
190,000,000	Agreement with Warburg Securities, 1.26% dated 4/30/2003, to be repurchased at $190,006,650 on 5/1/2003, collateralized by U.S. Government National Strips Principal with various maturities to 11/15/2026	190,000,000

TOTAL REPURCHASE AGREEMENTS		751,321,000

TOTAL INVESTMENTS—100% (at amortized cost)(2)		1,150,512,418

OTHER ASSETS AND LIABILITIES—NET—0.0%		(370,888)

NET ASSETS—100%		$1,150,141,530

(1)	Yield at date of purchase.
(2)	Also represents cost for federal tax purposes.
Note:	The categories of investments are shown as a percentage of total net assets at April 30, 2003.

See Notes which are an integral part of the Financial Statements

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SOUTHTRUST INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003

Principal Amount			Value
CORPORATE BONDS—50.6%
		CONSUMER CYCLICAL—3.2%
$500,000		Masco Corp., Note, 6.00%, 5/3/2004	$519,983
750,000		Sysco Corp., Deb., 4.75%, 7/30/2005	795,792
1,250,000		Target Corp., Note, 5.50%, 4/1/2007	1,355,481

		TOTAL	2,671,256

		CONSUMER DURABLES—0.7%
500,000		Eastman Kodak Co., Sr. Deb., 9.50%, 6/15/2008	584,463

		CONSUMER NON-DURABLES—4.1%
1,000,000		Diageo Capital PLC, Company Guarantee, 6.625%, 6/24/2004	1,058,318
900,000		Kraft Foods, Inc., Note, 4.625%, 11/1/2006	939,246
700,000		McDonald’s Corp., Note, Series MTNG, 3.875%, 8/15/2007	714,530
700,000		PepsiCo, Inc., Unsecd. Note, 4.50%, 9/15/2004	727,957

		TOTAL	3,440,051

		ENERGY—5.3%
1,000,000		Amoco Co., Company Guarantee, 6.25%, 10/15/2004	1,065,990
697,600		ChevronTexaco Corp., Deb., 8.11%, 12/1/2004	744,531
700,000		ChevronTexaco Corp., Note, 3.50%, 9/17/2007	717,102
1,000,000		Conoco, Inc., Sr. Note, 5.90%, 4/15/2004	1,039,554
260,000		DTE Energy Co., Sr. Note, 6.45%, 6/1/2006	285,025
500,000	(1)	Pemex Project Funding Master, Note, 6.125%, 8/15/2008	530,000

		TOTAL	4,382,202

		FINANCIAL SERVICES—24.2%
500,000	(1)	AIG SunAmerica Global Financial, Bond, Series 144A, 5.85%, 8/1/2008	552,704
450,000		BellSouth Capital Funding Corp., Deb., 6.04%, 11/15/2026	498,840

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SOUTHTRUST INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Continued)

Principal Amount		Value
$800,000	Boeing Capital Corp., 6.68%, 12/1/2003	$823,872
750,000	CIT Group Inc., Note, 5.625%, 5/17/2004	774,875
755,000	Citigroup, Inc., Note, 5.75%, 5/10/2006	827,004
1,000,000	Countrywide Home Loans, Inc., Note, 5.25%, 5/22/2003	1,001,818
1,000,000	Countrywide Home Loans, Inc., Note, Series MTN, 5.25%, 6/15/2004	1,039,474
700,000	Ford Motor Credit Co., Global Note, 6.875%, 2/1/2006	724,602
500,000	Ford Motor Credit Co., Unsecd. Note, 7.50%, 3/15/2005	523,219
1,000,000	General Electric Capital Corp., Note, 6.80%, 11/1/2005	1,111,341
725,000	General Motors Acceptance Corp., Note, 7.50%, 7/15/2005	776,255
1,950,000	Household Finance Corp., Note, 7.00%, 8/1/2003	1,976,239
250,000	KeyBank, N.A., Sub. Note, Series BKNT, 6.50%, 4/15/2008	273,974
873,000	Lehman Brothers Holdings, Inc., Note, 7.75%, 1/15/2005	954,833
555,000	Marsh & McLennan Cos., Inc., Unsecd. Note, 3.625%, 2/15/2008	562,580
1,000,000	Morgan Stanley, Dean Witter & Co., Sr. Note, 1.36%, 9/19/2003	1,000,448
750,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.25%, 7/15/2004	780,657
1,000,000	NationsBank Corp., Sub. Note, 6.875%, 2/15/2005	1,087,217
1,500,000	SLM Corporation, Note, 1.54%, 6/16/2004	1,505,460
1,000,000	SUSA Partnership L.P., Note, 7.125%, 11/1/2003	1,026,314
240,000	Wachovia Corp., Unsecd. Note, 4.95%, 11/1/2006	258,350
750,000	Washington Mutual Financial Corp., Sr. Note, 5.85%, 1/27/2004	774,098

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SOUTHTRUST INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Continued)

Principal Amount		Value
$1,000,000	Wells Fargo & Co., Sub. Note, 7.125%, 8/15/2006	$1,146,897
200,000	Wells Fargo Financial, Inc., Sr. Note, 6.125%, 8/1/2003	202,296

	TOTAL	20,203,367

	HEALTHCARE—1.0%
750,000	Bristol-Myers Squibb Co., Note, 4.75%, 10/1/2006	797,586

	RETAIL TRADE—1.5%
800,000	Price/Costco, Inc., Sr. Note, 7.125%, 6/15/2005	881,020
400,000	Safeway, Inc., 6.05%, 11/15/2003	408,696

	TOTAL	1,289,716

	TECHNOLOGY—3.1%
250,000	Compaq Computer Corp., 7.650%, 8/1/2005	276,856
750,000	Sun Microsystems, Inc., Sr. Note, 7.35%, 8/15/2004	787,721
385,000	Texas Instruments, Inc., Note, 6.125%, 2/1/2006	422,744
1,000,000	United Technologies Corp., Unsecd. Note, 6.625%, 11/15/2004	1,070,001

	TOTAL	2,557,322

	TELECOMMUNICATIONS—5.6%
610,000	360 Communications Co., Sr. Note, 7.50%, 3/1/2006	696,258
200,000	BellSouth Telecommunications, Inc., Unsecd. Note, 6.375%, 6/15/2004	210,723
1,000,000	Citizens Communications Co., Note, 8.50%, 5/15/2006	1,159,460
515,000	Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	579,793
135,000	SBC Communications, Inc., Note, 5.75%, 5/2/2006	147,714

Annual Report

SOUTHTRUST INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Continued)

Principal Amount		Value
$500,000	Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	$512,500
1,250,000	Verizon Global Funding, Note, 6.75%, 12/1/2005	1,392,546

	TOTAL	4,698,994

	TRANSPORTATION—0.6%
475,000	Southwest Airlines Co., Unsecd. Note, 8.75%, 10/15/2003	488,100

	UTILITIES—1.3%
1,000,000	Alabama Power Co., Sr. Note, 5.49%, 11/1/2005	1,081,057

TOTAL CORPORATE BONDS (identified cost $40,284,207)		42,194,114

GOVERNMENT AGENCIES—24.6%
	FEDERAL HOME LOAN BANK—1.3%
1,050,000	3.90%, 10/10/2008	1,054,562

	FEDERAL HOME LOAN MORTGAGE CORPORATION—8.2%
1,525,000	4.00%, 10/29/2007	1,566,164
492,392	5.50%, 1/1/2014	514,817
1,585,896	5.50%, 12/1/2017	1,649,450
1,044,511	6.00%, 4/1/2017	1,091,648
427,518	6.50%, 1/15/2006	433,857
1,172,505	6.50%, 9/1/2016	1,238,408
1,685	7.00%, 8/1/2003	1,700
314,791	7.50%, 2/1/2023	338,733

	TOTAL	6,834,777

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—13.3%
1,525,000	4.75%, 1/2/2007	1,631,427
1,750,000	5.50%, 5/2/2006	1,906,361
804,660	5.50%, 2/1/2009	844,334
1,500,000	6.00%, 12/15/2005	1,657,283
803,892	6.00%, 8/1/2009	849,396

Annual Report

SOUTHTRUST INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Continued)

Principal Amount		Value
$ 837,844	6.00%, 11/1/2014	$880,589
1,563,536	6.00%, 1/1/2017	1,639,590
509,079	6.50%, 8/1/2013	540,083
1,094,236	7.00%, 10/1/2007	1,160,281

	TOTAL	11,109,344

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—1.8%
404,992	7.00%, 9/15/2008	435,739
652,803	7.00%, 2/15/2009	698,841
341,489	7.50%, 12/15/2022	367,469

	TOTAL	1,502,049

TOTAL GOVERNMENT AGENCIES (identified cost $19,993,521)		20,500,732

SOVEREIGN BONDS—2.6%
1,125,000	British Columbia, Province of, Note, 4.625%, 10/3/2006	1,206,186
900,000	Italy, Government of, Bond, 2.50%, 3/31/2006	908,277

TOTAL SOVEREIGN BONDS (identified cost $2,021,913)		2,114,463

U.S. TREASURY OBLIGATIONS—17.1%
	U.S. TREASURY NOTES—17.1%
500,000	2.25%, 7/31/2004	506,543
800,000	3.00%, 11/15/2007	811,219
3,225,000	3.00%, 2/15/2008	3,259,269
8,000,000	4.375%, 5/15/2007	8,586,568
1,000,000	4.625%, 5/15/2006	1,077,461

TOTAL U.S. TREASURY OBLIGATIONS (identified cost $14,157,395)		14,241,060

SHORT-TERM BOND—1.4%
1,200,000	Arizona Educational Loan Marketing Corp., Revenue Bond, Series E-2, Weekly VRDNs, 12/1/2037 (identified cost $1,200,000)	1,200,000

Annual Report

SOUTHTRUST INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Concluded)

Shares		Value
MUTUAL FUND—2.7%
2,240,388	AIM Short-Term Investment Co. Prime Portfolio (at net asset value)	$2,240,388

TOTAL INVESTMENTS—99.0% (identified cost $79,897,424)(2)		82,490,757

OTHER ASSETS AND LIABILITIES—NET—1.0%		867,290

NET ASSETS—100%		$83,358,047

(1)	Denotes a restricted security which is subject to restrictions on resale under federal laws. These securities have been deemed liquid based upon criteria approved by the fund’s Board of Trustees. At April 30, 2003, these securities amounted to $1,082,704 which represents 1.3% of total net assets.
(2)	The cost of investments for federal tax purposes amounts to $80,306,029.
Note:	The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronym is used throughout this portfolio:

VRDNs—Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Annual Report

SOUTHTRUST BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS—1.5%
$1,238,401	Federal Home Loan Mortgage Corporation, 5.50%, 5/15/2009	$1,275,049
206,988	Federal Home Loan Mortgage Corporation, 9.50%, 2/15/2020	207,463
760,349	GE Capital Mortgage Services, Inc., Series 1999-6, Class 1A2, 6.35%, 5/25/2029	776,206

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $2,264,959)		2,258,718

CORPORATE BONDS—49.0%
	AUTOMOBILES—0.4%
800,000	Ford Motor Co., Sr. Deb., 6.375%, 2/1/2029	638,265

	BANKING—5.6%
2,000,000	BB&T Corp., Sub. Note, 7.25%, 6/15/2007	2,297,350
2,000,000	Bank One Corp., Note, 6.00%, 8/1/2008	2,243,076
1,000,000	Bank of America Corp., Sr. Note, 4.875%, 1/15/2013	1,028,640
2,500,000	Bank of New York Co., Inc., Sub. Note, 8.50%, 12/15/2004	2,760,345

	TOTAL	8,329,411

	COMMERCIAL SERVICES—1.4%
2,000,000	Equifax, Inc., Sr. Note, 6.50%, 6/15/2003	2,009,932

	COMMUNICATIONS—3.2%
1,000,000	Citizens Communications Co., Note, 8.50%, 5/15/2006	1,159,460
300,000	Comcast Corp., Note, 5.50%, 3/15/2011	310,065
3,000,000	Verizon Global Funding, Note, 6.75%, 12/1/2005	3,342,111

	TOTAL	4,811,636

	CONSUMER CYCLICAL—3.2%
1,000,000	Masco Corp., Unsecd. Note, 6.00%, 5/3/2004	1,039,967
2,000,000	Sysco Corp., Note, 4.75%, 7/30/2005	2,122,112
1,500,000	Target Corp., Unsecd. Note, 5.375%, 6/15/2009	1,628,167

	TOTAL	4,790,246

Annual Report

SOUTHTRUST BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Continued)

Principal Amount			Value
		CONSUMER DURABLES—0.8%
$1,000,000		Fortune Brands, Inc., Deb., 7.875%, 1/15/2023	$1,201,085

		CONSUMER NON-DURABLES—0.5%
750,000		Gillette Co., (The), Note, 3.50%, 10/15/2007	761,482

		CONSUMER STAPLES—2.8%
1,000,000		Colgate-Palmolive Co., Note, Series E, 5.98%, 4/25/2012	1,109,419
1,250,000		PepsiCo, Inc., Note, 4.50%, 9/15/2004	1,299,923
1,500,000		Sara Lee Corp., Note, 6.25%, 9/15/2011	1,680,830

		TOTAL	4,090,172

		FINANCE—18.8%
1,500,000	(1)	AIG SunAmerica Global Financial, Sr. Note, Series 144A, 5.85%, 8/1/2008	1,658,112
2,000,000		CIT Group, Inc., Note, 5.625%, 5/17/2004	2,066,332
4,800,000		Citigroup, Inc., 5.75%, 5/10/2006	5,257,776
1,000,000		Citigroup, Inc., Bond, 6.625%, 6/15/2032	1,132,931
2,240,000		Countrywide Home Loans, Inc., Company Guarantee, 6.25%, 4/15/2009	2,494,126
2,000,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	2,070,290
500,000		Ford Motor Credit Co., Unsecd. Note, 7.50%, 3/15/2005	523,219
1,250,000		General Electric Capital Corp., Note, Series MTN, 6.75%, 3/15/2032	1,451,450
2,000,000		General Electric Capital Corp., Note, Series MTN, 6.80%, 11/1/2005	2,222,682
980,000		General Motors Acceptance Corp., Note, Series MTN, 5.25%, 5/16/2005	1,006,207
1,000,000		Goldman Sachs Group, Inc., Sr. Note, 6.60%, 1/15/2012	1,129,316
1,500,000		Household Finance Corp., Note, 6.375%, 10/15/2011	1,645,584
500,000		Household Finance Corp., Note, 6.375%, 11/27/2012	552,601

Annual Report

SOUTHTRUST BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Continued)

Principal Amount		Value
$1,300,000	Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	$1,545,978
2,000,000	Morgan Stanley, Unsub., 6.75%, 4/15/2011	2,275,928
100,000	SLM Corp., Note, 5.05%, 11/14/2014	101,858
850,000	Wells Fargo & Co., Note, 4.80%, 7/29/2005	905,482

	TOTAL	28,039,872

	OIL & GAS—2.4%
1,000,000	Apache Corp., Note, 6.25%, 4/15/2012	1,139,117
1,300,000	Marathon Oil Corp., Note, 6.00%, 7/1/2012	1,405,880
600,000	Murphy Oil Corp., 7.05%, 5/1/2029	681,969
300,000	Pemex Project Funding Master, Company Guarantee, 7.375%, 12/15/2014	326,250

	TOTAL	3,553,216

	PHARMACEUTICALS—2.1%
1,000,000	Bristol-Myers Squibb Co., Note, 4.75%, 10/1/2006	1,063,448
2,000,000	Merck & Co., Inc., Note, Series MTNE, 4.125%, 1/18/2005	2,077,076

	TOTAL	3,140,524

	RETAIL TRADE—2.1%
815,000	Lowe’s Cos., Inc., Deb., 6.50%, 3/15/2029	896,251
2,000,000	Safeway, Inc., Deb., 7.25%, 2/1/2031	2,245,908

	TOTAL	3,142,159

	TECHNOLOGY—1.8%
1,000,000	Computer Sciences Corp., 7.375%, 6/15/2011	1,168,690
1,500,000	Sun Microsystems, Inc., Sr. Note, 7.35%, 8/15/2004	1,575,442

	TOTAL	2,744,132

	UTILITIES—3.9%
2,000,000	Dominion Resources, Inc., Sr. Note, 7.625%, 7/15/2005	2,222,892
500,000	PSEG Power LLC, Company Guarantee, 6.95%, 6/1/2012	571,646
2,000,000	Progress Energy, Inc., 5.85%, 10/30/2008	2,193,214

Annual Report

SOUTHTRUST BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Continued)

Principal Amount		Value
$ 800,000	Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	$820,000

	TOTAL	5,807,752

TOTAL CORPORATE BONDS (identified cost $66,722,920)		73,059,884

GOVERNMENT AGENCIES—25.6%
	FEDERAL HOME LOAN BANK—1.6%
2,000,000	7.03%, 7/14/2009	2,412,290

	FEDERAL HOME LOAN MORTGAGE CORPORATION—8.3%
2,500,000	5.125%, 7/15/2012	2,689,422
498,866	5.50%, 2/1/2033	513,676
410,955	6.00%, 4/1/2017	429,501
1,000,000	6.25%, 3/5/2012	1,096,605
1,128,143	6.50%, 12/1/2031	1,178,200
4,500,000	7.00%, 7/15/2005	5,008,212
1,379,516	7.00%, 12/1/2031	1,455,334

	TOTAL	12,370,950

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—13.4%
408,860	5.50%, 5/1/2029	422,062
1,997,869	5.50%, 3/1/2033	2,056,306
2,500,000	5.625%, 5/14/2004	2,615,493
1,363,700	6.00%, 12/1/2008	1,416,724
1,151,906	6.00%, 12/1/2012	1,211,165
992,822	6.00%, 2/1/2033	1,034,901
1,984,287	6.00%, 3/1/2033	2,068,413
4,500,000	6.375%, 6/15/2009	5,227,164
349,946	6.50%, 4/1/2022	368,530
536,535	6.50%, 2/1/2029	568,566
1,653,440	6.50%, 4/1/2031	1,728,644
1,000,000	6.625%, 11/15/2030	1,200,905

	TOTAL	19,918,873

Annual Report

SOUTHTRUST BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Continued)

Principal Amount			Value
		GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—2.3%
$ 447,915		5.50%, 12/15/2032	$463,838
652,803		7.00%, 2/15/2009	698,841
1,822,480		7.00%, 11/15/2029	1,935,252
283,968		8.00%, 2/15/2030	307,371

		TOTAL	3,405,302

TOTAL GOVERNMENT AGENCIES (identified cost $36,415,028)			38,107,415

REAL ESTATE INVESTMENT TRUST—0.8%
1,000,000		EOP Operating LP, Unsecd. Note, 7.00%, 7/15/2011 (identified cost $990,200)	1,139,122

SOVEREIGN BONDS—5.0%
1,000,000		British Columbia, Province of, Note, 4.625%, 10/3/2006	1,072,165
1,000,000		Italy, Government of, Bond, 2.50%, 3/31/2006	1,009,197
250,000		Mexico, Government of, Note, 6.375%, 1/16/2013	262,500
4,000,000		Quebec, Province of, Note, 7.50%, 9/15/2029	5,195,104

TOTAL SOVEREIGN BONDS (identified cost $6,602,782)			7,538,966

U.S. TREASURY OBLIGATIONS—15.6%
		U.S. TREASURY BONDS—10.1%
3,000,000	(2)	7.50%, 11/15/2016	3,951,564
2,000,000	(2)	7.875%, 2/15/2021	2,765,782
3,650,000	(2)	8.00%, 11/15/2021	5,121,264
2,260,000	(2)	8.125%, 8/15/2019	3,170,710

		TOTAL	15,009,320

		U.S. TREASURY NOTES—5.5%
600,000		1.625%, 3/31/2005	601,969
1,300,000		4.00%, 11/15/2012	1,317,012
1,000,000		4.375%, 8/15/2012	1,044,415

Annual Report

SOUTHTRUST BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Concluded)

Principal Amount or Shares			Value
$ 1,300,000		4.875%, 2/15/2012	$1,409,790
2,500,000	(2)	5.50%, 5/15/2009	2,827,053
1,000,000	(2)	7.25%, 5/15/2004	1,062,930

		TOTAL	8,263,169

TOTAL U.S. TREASURY OBLIGATIONS (identified cost $21,380,127)			23,272,489

MUTUAL FUND—1.0%
1,439,408		AIM Short-Term Investment Co. Prime Portfolio (at net asset value)	1,439,408

REPURCHASE AGREEMENT—11.1%
$16,561,313		Agreement with Morgan Stanley Tri-Party, 1.50% dated 4/30/2003, to be repurchased at $16,561,773 on 5/1/2003, collateralized by U.S. Government securities held at the Bank of New York with various maturities to 3/15/2033 (held as collateral for securities lending)	16,561,313

TOTAL INVESTMENTS—109.6% (identified cost $152,376,737)(3)			163,377,315

OTHER ASSETS AND LIABILITIES—NET—(9.6)%			(14,351,840)

NET ASSETS—100%			$149,025,475

(1)	Denotes a restricted security which is subject to restrictions on resale under federal laws. These securities have been deemed liquid based upon criteria approved by the fund’s Board of Trustees. At April 30, 2003, these securities amounted to $1,658,112 which represents 1.1% of total net assets.
(2)	Certain shares or principal amounts on loan to broker.
(3)	The cost of investments for federal tax purposes amounts to $152,627,426.
Note:	The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronym is used throughout this portfolio:

MTN—Medium Term Note

Annual Report

See Notes which are an integral part of the Financial Statements

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003

Principal Amount		Credit Rating(1)	Value
LONG-TERM MUNICIPALS—97.0%
	ALABAMA—96.0%
$1,020,000	Alabama Building Renovation Finance Authority, Refunding Revenue Bonds, 5.25% (AMBAC INS)/(Original Issue Yield: 4.85%), 9/1/2007	AAA	$1,148,918
960,000	Alabama Drinking Water Finance Authority, Series A, Revenue Bond, 4.70% (AMBAC INS), 8/15/2011	AAA	1,019,770
875,000	Alabama Drinking Water Finance Authority, Series A, 5.125% (Original Issue Yield: 5.22%), 8/15/2016	AAA	951,939
1,230,000	Alabama Drinking Water Finance Authority, Revenue Bond, Series A, 4.65% (AMBAC INS)/(Original Issue Yield: 4.75%), 8/15/2011	AAA	1,339,138
500,000	Alabama Incentives Financing Authority, Series A, 6.00% (AMBAC INS)/(Original Issue Yield: 6.20%), 10/1/2029	AAA	572,940
500,000	Alabama Private Colleges & Universities Facilities Authority, Series A, Revenue Bond, 4.90% (FGIC INS), 7/1/2005	AAA	536,690
530,000	Alabama Special Care Facilities Finance Authority, 6.00% (MBIA INS), 10/1/2025	AAA	583,477
390,000	Alabama Special Care Facilities Finance Authority, Refunding Revenue Bonds, 6.00% (MBIA INS)/(Original Issue Yield: 5.999%), 4/1/2006 @102)	AAA	435,154
1,000,000	Alabama Special Care Facilities Finance Authority, Series A, 5.00% (Charity Obligated Group), 11/1/2019	NR	1,057,940

Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Continued)

Principal Amount		Credit Rating(1)	Value
$500,000	Alabama State Board Education, Revenue Bond, 5.00% (Shelton State Community College)/(MBIA INS), 10/1/2006	AAA	$554,190
1,150,000	Alabama State IDA, Special Tax, 4.50% (Original Issue Yield: 4.00%), 7/1/2010	A2	1,208,799
1,000,000	Alabama State Parks System, GO UT, Series A, 5.00% (Original Issue Yield: 4.49%), 6/1/2012	AA	1,093,030
1,165,000	Alabama State Public School & College Authority, Revenue Bonds, Series A, 5.00%, 2/1/2012	AA	1,279,776
1,000,000	Alabama State Public School & College Authority, Revenue Bonds, Series C, 5.75%, 7/1/2017	AA	1,141,670
1,000,000	Alabama State Public School & College Authority, Revenue Bonds, Series C, 5.00%, (FSA INS), 5/1/2012	AAA	1,107,010
500,000	Alabama State Public School & College Authority, Revenue Bonds, 4.75% (Original Issue Yield: 4.85%), 11/1/2006	AAA	541,290
600,000	Alabama State, GO UT, Series C, 5.50% (Parks Systems Improvement Corp.), 6/1/2010	AA	690,270
1,410,000	Alabama State, Series C, 5.25% (Parks Systems Improvement Corp.), 6/1/2009	AA	1,597,431
700,000	Alabama Water PCA, Series A, Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.60%), 8/15/2015	AAA	725,347
500,000	Alabama Water PCA, Revenue Refunding Bonds, 4.75% (AMBAC INS), 8/15/2005	AAA	537,060

Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Continued)

Principal Amount		Credit Rating(1)	Value
$1,000,000	Alabama Water PCA, Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.15%), 8/15/2008	AAA	$1,148,500
1,000,000	Alabama Water PCA, Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.27%), 8/15/2014	AAA	1,123,510
500,000	Anniston, AL, Waterworks & Sewer Board, 5.35% (AMBAC INS)/(Original Issue Yield: 5.40%), 6/1/2014	AAA	544,150
500,000	Auburn, AL, GO Unlimited Warrants, 4.80%, 12/1/2009	AA-	543,710
750,000	Birmingham-Carraway, AL, Special Care Facilities Financing Authority, Refunding Revenue Bonds, 5.875% (Connie Lee INS)/(Original Issue Yield: 6.00%), 8/15/2015	AAA	819,495
465,000	Birmingham, AL, Waterworks & Sewer Board, Series B, 5.25% (MBIA INS)/(Original Issue Yield: 4.42%), 1/1/2017	AAA	510,761
1,200,000	Birmingham, AL, Waterworks & Sewer Board, Revenue Bonds Warrants, 5.125% (Original Issue Yield: 4.94%), 1/1/2017	AA-	1,279,368
500,000	East Central, AL, IDA, Refunding Revenue Bonds, 5.35% (AMBAC INS)/(Original Issue Yield: 5.414%), 9/1/2014	AAA	541,760
1,000,000	Homewood, AL, Educational Building Authority, Refunding Revenue Bonds, 5.02% (AMBAC INS)/(Original Issue Yield: 5.02%), 12/1/2016	NR	1,089,350

Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Continued)

Principal Amount		Credit Rating(1)	Value
$1,615,000	Homewood, AL, GO UT, Warrants, 5.00% (Original Issue Yield: 4.66%), 9/1/2011 (@101)	AA-	$1,740,857
1,000,000	Hoover, AL, Board of Education, 5.00% TAW (MBIA INS), 2/15/2015	AAA	1,087,240
345,000	Huntsville, AL, GO Limited Warrants, Series A, 5.25% (AMBAC INS)/(Original Issue Yield: 4.44%), 2/1/2017	AAA	379,189
1,105,000	Huntsville, AL, GO UT, Warrants, Series D, 5.00% (Original Issue Yield: 4.23%), 11/1/2006	AA	1,226,031
1,000,000	Huntsville, AL, Warrants, Series A, 5.00% (Original Issue Yield: 5.20%), 2/1/2007	AA	1,059,940
1,000,000	Huntsville, AL, Warrants, Series D, 5.25% (Original Issue Yield: 4.30%), 11/1/2009	AA	1,133,530
1,000,000	Jefferson County, AL, GO UT, Warrants, 5.20% (FSA INS)/(Original Issue Yield: 5.30%), 2/15/2012	AAA	1,099,830
750,000	Jefferson County, AL, Sewer, Revenue Refunding Warrants, Series D, 5.75% (Original Issue Yield: 5.829%), 2/1/2027	AAA	855,435
500,000	Lauderdale County & Florence, AL, Health Care Authority, Series A, 6.00% (MBIA INS)/(Original Issue Yield: 5.20%), 7/1/2013	AAA	586,295
500,000	Madison County, AL, Board of Education, Refunding TAW, 5.20% (FSA INS), 3/1/2015	AAA	544,930
500,000	Madison County, AL, Board of Education, Refunding TAW, Series B, 4.625% (FSA INS)/(Original Issue Yield: 4.65%), 3/1/2011	AAA	515,000

Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Continued)

Principal Amount		Credit Rating(1)	Value
$1,185,000	Madison, AL, GO Unlimited Warrants, 6.00% (MBIA INS)/(Original Issue Yield: 6.10%), 4/1/2023	AAA	$1,297,871
500,000	McIntosh, AL IDB, Series B, 4.65% (CIBA Specialty Chemicals Holding, Inc.)/(Original Issue Yield: 4.65%), 6/1/2008	A	529,600
1,000,000	Mobile County, AL Board of School Commissioners, Warrants, Series B, 5.00% (AMBAC INS), 3/1/2006	AAA	1,090,250
700,000	Mobile, AL Water & Sewer Commissioners, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 4.63%), 1/1/2015	AAA	776,965
600,000	Mobile, AL Water & Sewer Commissioners, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 4.74%), 1/1/2016	AAA	660,840
1,000,000	Mobile, AL Water & Sewer Commissioners, Refunding Revenue Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 3.98%), 1/1/2009	AAA	1,112,080
350,000	Mobile, AL, GO Unlimited Warrants, 5.50% (AMBAC INS)/(Original Issue Yield: 5.67%), 2/15/2014	AAA	391,062
1,000,000	Montgomery, AL, BMC Special Care Facilities Finance Authority, Revenue Refunding Bonds, Series A, 5.20% (Baptist Medical Center, AL)/(AMBAC INS)/(Original Issue Yield: 5.30%), 5/1/2013	AAA	1,092,860

Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Continued)

Principal Amount		Credit Rating(1)	Value
$1,000,000	Montgomery, AL, Dowtown Redevelpment Authority, Refunding Revenue Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 3.74%), 10/1/2010	AAA	$1,119,920
1,250,000	Shelby County, AL, Board of Education, GO Limited Warrants, Series A, 4.75% (AMBAC INS), 2/1/2009	AAA	1,375,562
500,000	The Board of Trustees of the University of Alabama, Revenue Bonds, Series A, 5.25% (AMBAC INS), 6/1/2008	AAA	556,950
500,000	The Board of Trustees of the University of Alabama, Revenue Bonds, Series A, 5.25% (AMBAC INS)/(Original Issue Yield: 5.25%), 6/1/2010	AAA	553,615
1,000,000	The Board of Trustees of the University of Alabama, Revenue Bonds, Series A, 5.40% (MBIA INS)/(Original Issue Yield: 5.55%), 9/1/2013	AAA	1,115,080
500,000	The Board of Trustees of the University of Alabama, Revenue Refunding Bonds, 4.60% (MBIA INS)/(Original Issue Yield: 4.65%), 6/1/2008	AAA	549,855
500,000	The Board of Trustees of the University of Alabama, Refunding Revenue Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 4.09%), 10/1/2009	AAA	562,835
500,000	The Board of Trustees of the University of Alabama, Revenue Refunding Bonds, 5.00% (Original Issue Yield: 5.50%), 10/1/2014	AAA	513,715

Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Continued)

Principal Amount or Shares		Credit Rating(1)	Value
$1,000,000	Tuscaloosa County, AL, GO Unlimited Warrants, 5.55%, (Original issue yield: 5.70%), 1/1/2015	AA-	$1,128,030
1,000,000	Tuscaloosa County, AL, GO Unlimited Warrants, 5.75%, (Original issue yield: 5.90%), 1/1/2019	AA-	1,132,170
1,125,000	Vestavia Hills, AL, GO UT, Series B, 5.00% (Original Issue Yield: 4.02%), 2/1/2013		1,250,595
400,000	Vestavia Hills, AL, GO UT, Series B, 5.00% (Original Issue Yield: 4.25%), 2/1/2015		432,544
500,000	Wilsonville, AL, IDB, Alabama Power Company (Gaston Plant), Series C, 5.50% (MBIA INS)/(Original Issue Yield: 5.499%), 1/1/2024	AAA	502,250

	TOTAL		53,695,369

	PUERTO RICO—1.0%
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series DD, 5.00% (FSA INS), 7/1/2009	AAA	559,975

TOTAL LONG-TERM MUNICIPALS (identified cost $50,948,122)			54,255,344

MUTUAL FUND—1.7%
969,910	Federated Alabama Municipal Cash Trust Fund (at net asset value)		969,910

TOTAL INVESTMENTS—98.7% (identified cost $51,918,032)(2)			55,225,254

OTHER ASSETS AND LIABILITIES—NET—1.3%			714,304

NET ASSETS—100%			$55,939,558

Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Concluded)

(1)	Please refer to the “Investment Ratings” in the Statement of Additional Information for an explanation of the credit ratings. Investment Ratings are unaudited.
(2)	The cost of investments for federal tax purposes amounts to $51,912,379.
Note:	The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC—American Municipal Bond Assurance Corporation

FGIC—Financial Guaranty Insurance Company

FSA—Financial Security Assurance

GO—General Obligation

IDA—Industrial Development Authority

IDB—Industrial Development Bond

INS—Insured

MBIA—Municipal Bond Investors Assurance

PCA—Pollution Control Authority

TAW—Tax Anticipation Warrants

UT—Unlimited Tax

See Notes which are an integral part of the Financial Statements

Annual Report

SOUTHTRUST VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003

Shares			Value
COMMON STOCKS—96.8%
		CONSUMER DISCRETIONARY—13.4%
355,000	(1)	AOL Time Warner, Inc.	$4,856,400
575,000		Circuit City Stores, Inc.	3,294,750
200,050	(1)	Comcast Corp., Class A	6,383,595
175,000		Home Depot, Inc.	4,922,750
175,000	(1)	Jones Apparel Group, Inc.	4,991,000
315,000		Penney (J.C.) Co., Inc.	5,373,900
150,000	(1)	Yum! Brands, Inc.	3,705,000

		TOTAL	33,527,395

		CONSUMER STAPLES—2.0%
210,000		CVS Corp.	5,084,100

		ENERGY—12.6%
85,000		Anadarko Petroleum Corp.	3,774,000
85,000		BP PLC, ADR	3,275,900
75,000		ChevronTexaco Corp.	4,710,750
65,000		Devon Energy Corp.	3,071,250
200,000		Halliburton Co.	4,282,000
71,000		Kerr-McGee Corp.	2,989,810
75,000		Schlumberger Ltd.	3,144,750
150,000	(1)	Transocean, Inc.	2,857,500
171,666		XTO Energy, Inc.	3,347,487

		TOTAL	31,453,447

		FINANCE—17.9%
210,000		Ace Ltd.	6,946,800
100,000		Ambac Financial Group, Inc.	5,835,000
105,000		Freddie Mac	6,079,500
95,000		Fannie Mae	6,877,050
250,000		FleetBoston Financial Corp.	6,630,000
265,000		U.S. Bancorp	5,869,750
80,000		XL Capital Ltd., Class A	6,584,000

		TOTAL	44,822,100

		HEALTHCARE—15.0%
150,000		Abbott Laboratories	6,094,500
210,000	(1)	AdvancePCS	6,312,600
100,000		Johnson & Johnson	5,636,000

Annual Report

SOUTHTRUST VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Continued)

Shares			Value
466,000		Pfizer, Inc.	$14,329,500
135,000		Universal Health Services, Inc., Class B	5,220,450

		TOTAL	37,593,050

		INDUSTRIALS—16.5%
425,000	(1)	Cendant Corp.	6,069,000
75,000		Emerson Electric Co.	3,802,500
110,000		First Data Corp.	4,315,300
200,062		Honeywell International, Inc.	4,721,463
250,000		Masco Corp.	5,267,500
60,000		Northrop Grumman Corp.	5,277,000
450,000		Tyco International Ltd.	7,020,000
80,000		United Technologies Corp.	4,944,800

		TOTAL	41,417,563

		INFORMATION TECHNOLOGY—11.6%
1,685,194	(1)	Agere Systems, Inc., Class B	2,881,682
400,000	(1)	Cisco Systems, Inc.	6,016,000
200,000		Harris Corp.	5,712,000
65,000		International Business Machines Corp.	5,518,500
200,000	(1)	SunGuard Data Systems, Inc.	4,300,000
450,000	(1)	Unisys Corp.	4,680,000

		TOTAL	29,108,182

		MATERIALS—1.8%
93,100		Alcoa, Inc.	2,134,783
60,000		Nucor Corp.	2,451,000

		TOTAL	4,585,783

		TELECOMMUNICATIONS—5.0%
80,000		Alltel Corp.	3,748,800
55,000		Telephone and Data System, Inc.	2,369,950
168,360		Verizon Communications	6,293,297

		TOTAL	12,412,047

		UTILITIES—1.0%
175,000		Xcel Energy, Inc.	2,366,000

TOTAL COMMON STOCKS (identified cost $226,862,631)			242,369,667

Annual Report

SOUTHTRUST VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Concluded)

Shares		Value
MUTUAL FUND—2.9%
7,387,493	AIM Short-Term Investment Co. Prime Portfolio (at net asset value)	$7,387,493

TOTAL INVESTMENTS—99.7% (identified cost $234,250,124)(2)		249,757,160

OTHER ASSETS AND LIABILITIES—NET—0.3%		627,463

NET ASSETS—100%		$250,384,623

(1)	Non-income producing security.
(2)	The cost of investments for federal tax purposes amounts to $234,261,078.
Note:	The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Annual Report

SOUTHTRUST GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003

Shares			Value
COMMON STOCKS—99.1%
		CONSUMER DISCRETIONARY—18.1%
40,500	(1)	Best Buy Co., Inc.	$1,400,490
55,000		Costco Wholesale Corp.	1,904,650
42,500		Disney (Walt) Co.	793,050
26,500		Harley Davidson, Inc.	1,177,660
80,000		Home Depot, Inc.	2,250,400
20,500	(1)	Kohl’s Corp.	1,164,400
30,000		Target Corp.	1,003,200
51,250		Wal-Mart Stores, Inc.	2,886,400

		TOTAL	12,580,250

		CONSUMER STAPLES—9.3%
28,750		Colgate-Palmolive Co.	1,643,637
28,750		PepsiCo, Inc.	1,244,300
53,750		Sysco Corp.	1,544,238
65,000		Walgreen Co.	2,005,900

		TOTAL	6,438,075

		ENERGY—2.2%
36,000		Schlumberger Ltd.	1,509,480

		FINANCE—16.9%
32,500		Aflac, Inc.	1,063,075
45,000		American Express Co.	1,703,700
36,250		American International Group, Inc.	2,100,687
18,750		Chubb Corp.	991,688
60,000		Citigroup, Inc.	2,355,000
20,750		Fannie Mae	1,502,093
14,500		Freddie Mac	839,550
23,750		Fifth Third Bancorp	1,170,637

		TOTAL	11,726,430

		HEALTHCARE—18.9%
50,000	(1)	Amgen, Inc.	3,065,500
42,500		Johnson & Johnson	2,395,300
25,000		Lilly (Eli) & Co.	1,595,500
62,500		Medtronic, Inc.	2,983,750
98,500		Pfizer, Inc.	3,028,875

		TOTAL	13,068,925

Annual Report

SOUTHTRUST GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2003 (Concluded)

Shares			Value
		INDUSTRIALS—11.7%
11,500		3M Co.	$1,449,460
31,750		First Data Corp.	1,245,552
92,500		General Electric Co.	2,724,125
95,000		Southwest Airlines Co.	1,516,200
75,000		Tyco International Ltd.	1,170,000

		TOTAL	8,105,337

		INFORMATION TECHNOLOGY—18.1%
75,000	(1)	Cisco Systems, Inc.	1,128,000
75,000	(1)	Dell Computer Corp.	2,168,250
72,500		Intel Corp.	1,334,000
11,500		International Business Machines Corp.	976,350
127,500		Microsoft Corp.	3,260,175
90,000		Nokia Oyj, Class A, ADR	1,491,300
52,500		Qualcomm, Inc.	1,674,225
29,000		Texas Instruments, Inc.	536,210

		TOTAL	12,568,510

		TELECOM SERVICES—3.9%
43,500		Alltel Corp.	2,038,410
18,500		Verizon Communications	691,530

		TOTAL	2,729,940

TOTAL COMMON STOCKS (identified cost $64,235,004)			68,726,947

MUTUAL FUND—0.7%
474,595		AIM Short-Term Investment Co. Prime Portfolio (at net asset value)	474,595

TOTAL INVESTMENTS—99.8% (identified cost $64,709,599)(2)			69,201,542

OTHER ASSETS AND LIABILITIES—NET—0.2%			114,198

NET ASSETS—100%			$69,315,740

(1)	Non-income producing security.
(2)	The cost of investments for federal tax purposes amounts to $64,945,156.
Note:	The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2003

	U.S. Treasury Money Market Fund	Income Fund		Bond Fund
Assets:
Investments in repurchase agreements	$751,321,000	$—		$16,561,313
Investments in securities	399,191,418	82,490,757		146,816,002	(1)

Total investments in securities, at value	1,150,512,418	82,490,757		163,377,315
Cash	375,953	26,129		20,492
Receivable for investments sold	—	1,108,211		—
Receivable for shares sold	150	62,534		87,278
Income receivable	52,195	1,102,768		2,275,850
Deferred compensation	55,091	3,517		6,919

Total assets	1,150,995,807	84,793,916		165,767,854

Liabilities:
Payable for investments purchased	—	1,293,057		—
Payable for shares redeemed	—	105,489		82,111
Payable on collateral to broker	—	—		16,561,313
Income distribution payable	364,935	—		—
Accrued expenses	434,251	33,806		92,036
Payable for deferred compensation	55,091	3,517		6,919

Total liabilities	854,277	1,435,869		16,742,379

Net Assets Consist of:
Paid in capital	1,150,140,781	84,067,271		143,117,197
Net unrealized appreciation of investments	—	2,593,333		11,000,578
Accumulated net realized loss on investments	—	(3,328,794)		(5,194,046)
Undistributed net investment income	749	26,237		101,746

Total Net Assets	$1,150,141,530	$83,358,047		$149,025,475

Shares Outstanding	1,150,140,781	8,463,673		14,142,273

Net Asset Value Per Share:
(Net Assets/Shares Outstanding)	$1.00	$9.85		$10.54

Offering Price Per Share(2)	$1.00	$10.21	(3)	$10.92	(3)

Redemption Proceeds Per Share(2)	$1.00	$9.75	(4)	$10.43	(4)

Investments, at identified cost	$1,150,512,418	$79,897,424		$152,376,737

(1)	Including $15,841,481 of securities loaned.
(2)	See “What Do Shares Cost?” in the Prospectus.
(3)	Computation of offering price: 100/96.5 of net asset value.
(4)	Computation of redemption proceeds: 99/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2003 (Concluded)

	Alabama Tax-Free Income Fund		Value Fund		Growth Fund
Assets:
Total investments in securities, at value	$55,225,254		$249,757,160		$69,201,542
Cash	13,765		159,202		45,458
Receivable for shares sold	816		392,367		97,894
Income receivable	723,132		266,637		27,702
Deferred compensation	2,760		15,983		4,053

Total assets	55,965,727		250,591,349		69,376,649

Liabilities:
Payable for shares redeemed	7,571		6,500		7,000
Accrued expenses	15,838		184,243		49,856
Payable for deferred compensation	2,760		15,983		4,053

Total liabilities	26,169		206,726		60,909

Net Assets Consist of:
Paid in capital	52,273,973		251,679,001		72,728,615
Net unrealized appreciation of investments	3,307,222		15,507,036		4,491,943
Accumulated net realized gain (loss) on investments	284,584		(16,917,207)		(7,900,826)
Undistributed net investment income (Accumulated net investment loss)	73,779		115,793		(3,992)

Total Net Assets	$55,939,558		$250,384,623		$69,315,740

Shares Outstanding	5,168,590		20,350,028		11,183,467

Net Asset Value Per Share:
(Net Assets/Shares Outstanding)	$10.82		$12.30		$6.20

Offering Price Per Share(1)	$11.21	(2)	$12.88	(3)	$6.49	(3)

Redemption Proceeds Per Share(1)	$10.71	(4)	$12.18	(4)	$6.14	(4)

Investments, at identified cost	$51,918,032		$234,250,124		$64,709,599

(1)	See “What Do Shares Cost?” in the Prospectus.
(2)	Computation of offering price: 100/96.5 of net asset value.
(3)	Computation of offering price: 100/95.5 of net asset value.
(4)	Computation of redemption proceeds: 99/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF OPERATIONS

Year Ended April 30, 2003

	U.S. Treasury Money Market Fund	Income Fund	Bond Fund
Investment Income:
Interest	$18,178,598	$3,554,806	$7,972,704 (1)

Expenses:
Investment adviser fee	5,887,227	465,325	865,352
Administrative personnel and services fee	1,132,179	74,613	138,738
Custodian fees	83,872	7,755	14,422
Transfer and dividend disbursing agent fees and expenses	16,904	31,858	30,510
Directors’/Trustees’ fees	14,285	1,177	2,188
Auditing fees	15,656	16,555	17,743
Legal fees	12,009	9,301	9,461
Portfolio accounting fees	358,690	30,459	49,559
Shareholder services fee	2,943,614	193,885	360,563
Share registration costs	7,226	13,856	19,989
Printing and postage	9,329	13,791	14,585
Insurance premiums	2,355	2,311	2,877
Deferred compensation expense	26,809	1,629	3,189
Miscellaneous	54,761	8,854	14,830

Total expenses	10,564,916	871,369	1,544,006

Waivers—
Waiver of investment adviser fee	(1,648,423)	(201,641)	—
Waiver of shareholder services fee	(2,354,891)	(155,108)	(288,451)

Total waivers	(4,003,314)	(356,749)	(288,451)

Net expenses	6,561,602	514,620	1,255,555

Net investment income	11,616,996	3,040,186	6,717,149

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	380,755	(437,259)
Change in unrealized appreciation of investments	—	1,915,648	9,058,094

Net realized and unrealized gain on investments	—	2,296,403	8,620,835

Change in net assets resulting from operations	$11,616,996	$5,336,589	$15,337,984

(1)	Includes income on securities loaned of $3,267.

See Notes which are an integral part of the Financial Statements

Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF OPERATIONS

Year Ended April 30, 2003 (Concluded)

	Alabama Tax-Free Income Fund	Value Fund	Growth Fund
Investment Income:
Dividends	$—	$4,248,058 (1)	$710,649 (1)
Interest	2,399,013	132,728	5,902

Total income	2,399,013	4,380,786	716,551

Expenses:
Investment adviser fee	336,180	1,897,994	482,719
Administrative personnel and services fee	53,894	243,241	61,894
Custodian fees	5,603	25,307	6,436
Transfer and dividend disbursing agent fees and expenses	27,010	46,514	49,388
Directors’/Trustees’ fees	1,081	3,342	751
Auditing fees	14,762	15,203	15,031
Legal fees	7,194	1,892	8,778
Portfolio accounting fees	24,843	78,620	20,936
Shareholder services fee	140,075	632,665	160,906
Share registration costs	15,034	12,768	15,780
Printing and postage	11,627	33,003	32,570
Insurance premiums	2,147	3,922	2,310
Deferred compensation expense	1,228	6,686	1,595
Miscellaneous	8,613	15,693	13,366

Total expenses	649,291	3,016,850	872,460

Waivers—
Waiver of investment adviser fee	(196,105)	—	—
Waiver of shareholder services fee	(112,060)	(506,132)	(109,416)

Total waivers	(308,165)	(506,132)	(109,416)

Net expenses	341,126	2,510,718	763,044

Net investment income (loss)	2,057,887	1,870,068	(46,493)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	677,784	(16,856,532)	(4,308,934)
Change in unrealized appreciation of investments	1,863,551	(45,537,697)	(2,846,896)

Net realized and unrealized gain (loss) on investments	2,541,335	(62,394,229)	(7,155,830)

Change in net assets resulting from operations	$4,599,222	$(60,524,161)	$(7,202,323)

(1)	Net of foreign taxes withheld of $3,542 and $4,099, respectively.

See Notes which are an integral part of the Financial Statements

Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Treasury Money Market Fund		Income Fund
	Year Ended April 30,		Year Ended April 30,
	2003	2002	2003	2002
Increase (Decrease) in Net Assets
Operations—
Net investment income	$11,616,996	$27,926,295	$3,040,186	$3,482,849
Net realized gain (loss) on investments	—	—	380,755	(228,883)
Net change in unrealized appreciation/depreciation of investments	—	—	1,915,648	(315,530)

Change in net assets resulting from operations	11,616,996	27,926,295	5,336,589	2,938,436

Distributions to Shareholders—
Distributions from net investment income	(11,616,247)	(27,926,295)	(3,508,640)	(3,742,177)

Share Transactions—
Proceeds from sale of shares	2,923,029,533	2,770,209,912	22,551,986	21,385,277
Net asset value of shares issued to shareholders in payment of distributions declared	4,530,298	11,890,811	663,318	692,231
Cost of shares redeemed	(3,015,344,574)	(2,685,661,908)	(14,548,117)	(18,138,920)

Change in net assets resulting from share transactions	(87,784,743)	96,438,815	8,667,187	3,938,588

Change in net assets	(87,783,994)	96,438,815	10,495,136	3,134,847
Net Assets:
Beginning of period	1,237,925,524	1,141,486,709	72,862,911	69,728,064

End of period	$1,150,141,530	$1,237,925,524	$83,358,047	$72,862,911

Undistributed net investment income included in net assets at end of period	$749	$—	$26,237	$4,675

See Notes which are an integral part of the Financial Statements

Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

	Bond Fund		Alabama Tax-Free Income Fund
	Year Ended April 30,		Year Ended April 30,
	2003	2002	2003	2002
Increase (Decrease) in Net Assets
Operations—
Net investment income	$6,717,149	$7,362,250	$2,057,887	$2,182,497
Net realized gain (loss) on investments	(437,259)	(946,922)	677,784	929,534
Net change in unrealized appreciation/depreciation of investments	9,058,094	(762,362)	1,863,551	243,808

Change in net assets resulting from operations	15,337,984	5,652,966	4,599,222	3,355,839

Distributions to Shareholders—
Distributions from net investment income	(7,175,461)	(7,665,011)	(2,105,722)	(2,194,016)
Distributions from net realized gain on investments transactions	—	—	(993,226)	(239,673)

Change in net assets from distributions to shareholders	(7,175,461)	(7,665,011)	(3,098,948)	(2,433,689)

Share Transactions—
Proceeds from sale of shares	20,512,699	23,566,350	6,834,222	10,460,081
Net asset value of shares issued to shareholders in payment of distributions declared	4,803,999	5,289,937	1,272,211	537,998
Cost of shares redeemed	(28,634,164)	(23,212,538)	(9,123,430)	(9,009,911)

Change in net assets resulting from share transactions	(3,317,466)	5,643,749	(1,016,997)	1,988,168

Change in net assets	4,845,057	3,631,704	483,277	2,910,318
Net Assets:
Beginning of period	144,180,418	140,548,714	55,456,281	52,545,963

End of period	$149,025,475	$144,180,418	$55,939,558	$55,456,281

Undistributed net investment income included in net assets at end of period	$101,746	$154,974	$73,779	$82,711

See Notes which are an integral part of the Financial Statements

Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(Concluded)

	Value Fund		Growth Fund
	Year Ended April 30,		Year Ended April 30,
	2003	2002	2003	2002
Increase (Decrease) in Net Assets Operations—
Net investment income (loss)	$1,870,068	$1,607,479	$(46,493)	$(153,447)
Net realized gain (loss) on investments	(16,856,532)	1,284,235	(4,308,934)	(2,506,548)
Net change in unrealized appreciation/depreciation of investments	(45,537,697)	(31,160,559)	(2,846,896)	(12,896,606)

Change in net assets resulting from operations	(60,524,161)	(28,268,845)	(7,202,323)	(15,556,601)

Distributions to Shareholders—
Distributions from net investment income	(1,879,277)	(1,522,148)	—	—
Distributions from net realized gain on investments transactions	(1,284,234)	(6,369,951)	—	—

Change in net assets from distributions to shareholders	(3,163,511)	(7,892,099)	—	—

Share Transactions—
Proceeds from sale of shares	32,274,244	52,510,486	16,838,392	17,432,751
Net asset value of shares issued to shareholders in payment of distributions declared	2,660,320	7,688,686	—	—
Cost of shares redeemed	(46,827,250)	(43,729,327)	(12,224,237)	(20,508,311)

Change in net assets resulting from share transactions	(11,892,686)	16,469,845	4,614,155	(3,075,560)

Change in net assets	(75,580,358)	(19,691,099)	(2,588,168)	(18,632,161)
Net Assets:
Beginning of period	325,964,981	345,656,080	71,903,908	90,536,069

End of period	$250,384,623	$325,964,981	$69,315,740	$71,903,908

Undistributed net investment income (Accumulated net investment loss) included in net assets at end of period	$115,793	$125,002	$(3,992)	$(2,432)

See Notes which are an integral part of the Financial Statements

Annual Report

SOUTHTRUST FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended April 30,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments		Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investments
U.S. Treasury Money Market Fund
1999	$1.00	0.05		—		0.05	(0.05)	—
2000	$1.00	0.05		—		0.05	(0.05)	—
2001	$1.00	0.06		—		0.06	(0.06)	—
2002(3)	$1.00	0.02		—		0.02	(0.02)	—
2003	$1.00	0.01		—		0.01	(0.01)	—

Income Fund
1999	$9.81	0.57		(0.03)		0.54	(0.57)	—
2000	$9.78	0.58		(0.37)		0.21	(0.58)	—
2001	$9.41	0.57		0.31		0.88	(0.57)	—
2002(3)	$9.72	0.53	(4)	(0.13	)(4)	0.40	(0.50)	—
2003	$9.62	0.44		0.23		0.67	(0.44)	—

Bond Fund
1999	$10.40	0.55		0.03		0.58	(0.56)	(0.18)
2000	$10.24	0.58		(0.57)		0.01	(0.58)	—
2001	$9.67	0.57		0.42		0.99	(0.58)	—
2002(3)	$10.08	0.55	(4)	(0.13	)(4)	0.42	(0.54)	—
2003	$9.96	0.51		0.58		1.09	(0.51)	—

Alabama Tax-Free Income Fund
2000(5)	$10.00	0.29		(0.14)		0.15	(0.28)	—
2001	$9.87	0.43		0.47		0.90	(0.42)	—
2002(3)	$10.35	0.40	(4)	0.26	(4)	0.66	(0.42)	(0.05)
2003	$10.54	0.40		0.48		0.88	(0.41)	(0.19)

Value Fund
1999	$19.05	0.08		0.43		0.51	(0.08)	(1.58)
2000	$17.90	0.06		0.63		0.69	(0.06)	(1.56)
2001	$16.97	0.09		1.75		1.84	(0.09)	(1.68)
2002(3)	$17.04	0.08		(1.45)		(1.37)	(0.07)	(0.31)
2003	$15.29	0.09		(2.93)		(2.84)	(0.09)	(0.06)

Growth Fund
2000(5)	$10.00	—		0.65		0.65	—	(0.25)
2001	$10.40	(0.00	)(7)	(1.30)		(1.30)	—	(0.71)
2002(3)	$8.39	(0.00	)(7)	(1.51)		(1.51)	—	—
2003	$6.88	(0.00	)(7)	(0.68)		(0.68)	—	—

See Notes which are an integral part of the Financial Statements

Annual Report

SOUTHTRUST FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Ratios to average net assets
Total distributions	Net asset value, end of period	Total return(1)	Expenses		Net investment income (loss)		Expense waivers/ reimburse ments(2)		Net assets, end of period (000 omitted)	Portfolio turnover rate

(0.05)	$1.00	4.77%	0.45%		4.65%		0.19%		$687,683	—
(0.05)	$1.00	4.91%	0.49%		4.82%		0.40%		$852,783	—
(0.06)	$1.00	5.68%	0.50%		5.50%		0.39%		$1,141,487	—
(0.02)	$1.00	2.38%	0.51%		2.33%		0.38%		$1,237,926	—
(0.01)	$1.00	0.98%	0.56%		0.99%		0.34%		$1,150,142	—

(0.57)	$9.78	5.58%	0.75%		5.76%		0.41%		$52,446	48%
(0.58)	$9.41	2.25%	0.64%		6.13%		0.57%		$64,262	85%
(0.57)	$9.72	9.58%	0.70%		5.91%		0.56%		$69,728	55%
(0.50)	$9.62	4.17%	0.68%		4.77	%(4)	0.53%		$72,863	69%
(0.44)	$9.85	7.11%	0.66%		3.92%		0.46%		$83,358	52%

(0.74)	$10.24	5.54%	0.84%		5.26%		—		$129,897	119%
(0.58)	$9.67	0.15%	0.84%		5.88%		0.22%		$113,381	76%
(0.58)	$10.08	10.47%	0.89%		5.80%		0.20%		$140,549	80%
(0.54)	$9.96	4.18%	0.87%		5.07	%(4)	0.20%		$144,180	114%
(0.51)	$10.54	11.23%	0.87%		4.66%		0.20%		$149,025	34%

(0.28)	$9.87	1.47%	0.65	%(6)	4.17	%(6)	0.60	%(6)	$52,766	33%
(0.42)	$10.35	9.27%	0.63%		4.19%		0.60%		$52,546	14%
(0.47)	$10.54	6.44%	0.64%		3.96	%(4)	0.58%		$55,456	50%
(0.60)	$10.82	8.53%	0.61%		3.67%		0.55%		$55,940	24%

(1.66)	$17.90	5.17%	0.91%		0.48%		—		$388,731	45%
(1.62)	$16.97	4.26%	0.94%		0.37%		0.22%		$329,419	45%
(1.77)	$17.04	12.12%	0.98%		0.53%		0.20%		$345,656	54%
(0.38)	$15.29	(8.04)%	0.98%		0.49%		0.20%		$325,965	43%
(0.15)	$12.30	(18.50)%	0.99%		0.74%		0.20%		$250,385	37%

(0.25)	$10.40	6.54%	1.15	%(6)	(0.01	)%(6)	0.20	%(6)	$86,367	28%
(0.71)	$8.39	(12.68)%	1.08%		(0.10)%		0.20%		$90,536	19%
—	$6.88	(18.00)%	1.13%		(0.19)%		0.19%		$71,904	27%
—	$6.20	(9.88)%	1.19%		(0.07)%		0.17%		$69,316	20%

See Notes which are an integral part of the Financial Statements

Annual Report

SOUTHTRUST FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown.
(3)	Beginning with the year ended April 30, 2002, the Funds were audited by KPMG LLP. Each of the previous periods was audited by other auditors.
(4)	Effective May 1, 2001, the Company adopted the provisions of the American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Guide for Investment Companies and began accreting/amortizing market discounts/premiums on long term debt securities for the Alabama Tax-Free Income Fund, Income Fund and Bond Fund.

The effect of this change for the year ended April 30, 2002 resulted in the following adjustments:

	Net investment income per share	Net realized and unrealized gain/loss per share	Ratio of net investment income to average net assets
Alabama Tax-Free Income Fund	$0.01	$(0.01)	0.01%
Income Fund	$(0.03)	$0.03	(0.32)%
Bond Fund	$(0.02)	$0.02	(0.24)%

Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(5)	Reflects operations for the period from August 20, 1999 (date of initial public investment) to April 30, 2000.
(6)	Computed on an annualized basis.
(7)	Per share amount is less than $0.01.

See Notes which are an integral part of the Financial Statements

Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

April 30, 2003

(1)  Organization

SouthTrust Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
U.S. Treasury Money Market Fund (“U.S. Treasury”)	Diversified	To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Income Fund (“Income”)	Diversified	To provide current income.

Bond Fund (“Bond”)	Diversified	To provide a level of total return consistent with a portfolio of high-quality debt securities.

Alabama Tax Free Income Fund (“Alabama Tax-Free Income”)	Non-diversified	To provide current income exempt from federal income tax and the income tax imposed by the State of Alabama.

Value Fund (“Value”)	Diversified	To provide long-term capital appreciation, with income a secondary consideration.

Growth Fund (“Growth”)	Diversified	To provide capital appreciation.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

April 30, 2003 (Continued)

(2)  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation—Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. U.S. government securities are generally valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Listed corporate bonds (other fixed income and asset-backed securities) and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. For U.S. Treasury, the use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Company, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).

Repurchase Agreements—It is the policy of the Company to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Company to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Company will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Company’s adviser to be creditworthy pursuant to the

Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

April 30, 2003 (Continued)

guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Company could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses—All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes—It is the Company’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions—The Company may engage in when-issued or delayed delivery transactions. The Company records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Securities Lending—Under guidelines adopted by the Trustees, each Fund may lend portfolio securities to brokers/dealers and other financial organizations in order to generate additional income. Loans of portfolio

Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

April 30, 2003 (Continued)

securities by a Fund will be collateralized by cash, letters of credit or U.S. government securities which are maintained at 102% of the current market value of the loaned securities.

Collateral is either held as cash or reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. The Fund returns a portion of the interest on any cash received as collateral and continues to receive interest or dividends on securities loaned. Included in interest income is $3,267 for Bond Fund attributable to income earned on securities lending transactions.

Loans will be made to firms deemed by the Company’s adviser to be of good financial standing and will not be made unless, in the judgement of the Company’s adviser, the consideration to be earned from such loans would justify the risk. The risks associated with lending portfolio securities consist of possible decline in value of collateral, possible delays receiving additional collateral or in the recovery of the loaned securities or expenses from enforcing the Fund’s rights should the borrower of the securities fail financially.

As of April 30, 2003, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Market Value of Reinvested Collateral Securities
Bond	$15,841,481	$16,561,313	$16,561,313

Cash collateral is held in a segregated account.

Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price

Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

April 30, 2003 (Continued)

provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Other—Investment transactions are accounted for on a trade date basis.

(3)  Change in Accounting Policy

Effective May 1, 2001, the Funds adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the “Guide”). For financial statement purposes, the revised Guide requires the Funds to amortize premium and discount on all fixed securities and to classify gains and losses realized on principal payments received on mortgage-backed securities (pay-down gains and losses) as part of investment income.

Upon initial adoption, the Funds adjusted their cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Funds’ net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Funds resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of investment income on the financial statements is as follows:

	As of May 1, 2001			For the Year Ended April 30, 2002
	Cost of investments	Undistributed Net Investment Income	Accumulated Net Gain (Loss)	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Alabama Tax-Free Income	$48,700	$48,700	$0	$8,347	$2,016	$(10,363)
Bond	(102,374)	(101,116)	(1,258)	(346,382)	56,195	290,187
Income	(156,172)	(251,525)	95,353	(229,815)	30,498	199,317

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

April 30, 2003 (Continued)

(4)  Shares of Beneficial Interest

The Master Trust Agreement permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value of $0.001). Transactions in shares were as follows:

	U.S. Treasury		Income
	Year Ended April 30,		Year Ended April 30,
	2003	2002	2003	2002
Shares sold	2,923,029,533	2,770,209,912	2,308,958	2,187,317
Shares issued to shareholders in payment of distributions declared	4,530,298	11,890,811	68,005	70,963
Shares redeemed	(3,015,344,574)	(2,685,661,908)	(1,490,287)	(1,858,232)

Net change resulting from share transactions	(87,784,743)	96,438,815	886,676	400,048

	Bond		Alabama Tax-Free Income
	Year Ended April 30,		Year Ended April 30,
	2003	2002	2003	2002
Shares sold	1,999,737	2,310,117	634,171	991,579
Shares issued to shareholders in payment of distributions declared	468,300	521,368	119,099	51,556
Shares redeemed	(2,808,245)	(2,286,181)	(844,787)	(859,097)

Net change resulting from share transactions	(340,208)	545,304	(91,517)	184,038

	Value		Growth
	Year Ended April 30,		Year Ended April 30,
	2003	2002	2003	2002
Shares sold	2,612,615	3,284,310	2,806,349	2,233,467
Shares issued to shareholders in payment of distributions declared	220,516	491,454	—	—
Shares redeemed	(3,802,945)	(2,736,329)	(2,066,816)	(2,583,910)

Net change resulting from share transactions	(969,814)	1,039,435	739,533	(350,443)

(5)  Federal Tax Information

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating losses, deferral of losses from wash sales, post-October losses, and discount accretion/premium amortization on debt securities.

Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

April 30, 2003 (Continued)

For the year ended April 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Accumulated Realized Gain (Loss)	Undistributed Net Investment Income (Loss)
Income	$—	$(490,016)	$490,016
Bond	—	(405,084)	405,084
Alabama Tax-Free Income	—	(38,903)	38,903
Growth	(44,933)	—	44,933

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended April 30, 2003 and 2002, was as follows:

	2003			2002
	Tax-Exempt Income	Ordinary Income*	Long- Term Capital Gains	Tax-Exempt Income	Ordinary Income*	Long- Term Capital Gains
U.S. Treasury	$—	$11,616,247	$—	$—	$27,926,295	$—
Income	—	3,508,640	—	—	3,742,177	—
Bond	—	7,175,461	—	—	7,665,011	—
Alabama Tax-Free Income	2,067,055	160,454	871,439	2,194,016	—	239,673
Value	—	1,879,277	1,284,234	—	1,522,148	6,369,951

*	For tax purposes, short-term capital gain distributions are considered as ordinary income.

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ Depreciation	Total Capital Loss Carryforward
U.S. Treasury	$—	$419,960	$—	$—	$—
Income	—	29,700	—	2,184,728	439,449
Bond	—	108,562	—	10,749,889	1,401,892
Alabama Tax-Free Income	74,854	63,974	216,600	3,312,875	—
Value	—	131,529	—	15,496,082	7,727,098
Growth	—	—	—	4,256,386	2,468,916

Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

April 30, 2003 (Continued)

For federal income tax purposes, the following amounts apply as of April 30, 2003:

Fund	Cost of Investments		Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
U.S. Treasury	$1,150,512,418	**	$—	$—	$—
Income	80,306,029		2,294,611	(109,883)	2,184,728
Bond	152,627,426		10,776,311	(26,422)	10,749,889
Alabama Tax-Free Income	51,912,379		3,312,875	—	3,312,875
Value	234,261,078		34,660,662	(19,164,580)	15,496,082
Growth	64,945,156		11,878,242	(7,621,856)	4,256,386

**	at amortized cost

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales and the amortization/accretion tax elections on fixed income securities.

At April 30, 2003, the Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Expiration Year			Total Capital Loss Carryforwards
Fund	2009	2010	2011
Income	$439,449	$—	$—	$439,449
Bond	1,331,627	—	70,265	1,401,892
Value	—	—	7,727,098	7,727,098
Growth	1,014,485	1,454,431	—	2,468,916

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2003, for federal income tax purposes, post October losses as follows were deferred to May 1, 2003.

Fund	Post-October Losses
Income	$2,480,740
Bond	3,541,465
Value	9,179,156
Growth	5,196,352

Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

April 30, 2003 (Continued)

(6)  Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—SouthTrust Investment Advisors, the Company’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as shown below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
U.S. Treasury	0.50%

Income	0.60%

Bond	0.60%

Alabama Tax-Free Income	0.60%

Value	0.75%

Growth	0.75%

Administrative Fee—Federated Services Company (“FServ”) provides the Company with certain administrative personnel and services. The fee is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Company for the period. FServ may voluntarily choose to waive a portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee—The Company has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act on behalf of Income, Alabama Tax-Free Income and Growth. Under the terms of the Plan, the Funds will compensate Federated Securities Corp., (“FSC”) the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds’ shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

Fund	Percentage of the Average Daily Net Assets of Fund
Income	0.25%

Alabama Tax-Free Income	0.25%

Growth	0.25%

Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

April 30, 2003 (Continued)

During the year ended April 30, 2003, none of the above mentioned Funds incurred a distribution services fee.

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with the Adviser, the Funds will pay the Adviser up to 0.25% of average daily net assets of the Funds for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses—FServ, through its subsidiary Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Company. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Deferred Compensation Plan—The Company’s independent Trustees may participate in a deferred compensation plan. Under the deferred compensation plan, Trustees may elect to defer 50% or 100% of the compensation they earn as Trustees. Amounts deferred will be invested in Shares of one or more eligible Funds as defined under the Plan.

General—Certain of the Officers of the Company are Officers and Directors or Trustees of the above companies.

(7)  Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations (and in-kind contributions), for the year ended April 30, 2003, were as follows:

Fund	Purchases	Sales
Income	$13,393,979	$11,021,831

Bond	15,746,235	13,144,986

Alabama Tax-Free Income	13,343,266	15,256,353

Value	91,884,383	105,449,990

Growth	16,715,646	12,681,129

Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

April 30, 2003 (Concluded)

Purchases and sales of long-term U.S. government securities for the year ended April 30, 2003, were as follows:

Fund	Purchases	Sales
Income	$31,922,604	$28,152,569

Bond	32,007,753	39,023,227

(8)  Concentration of Credit Risk

Since Alabama Tax-Free Income invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 57.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 27.6% of total investments.

(9)  Federal Income Tax Information (Unaudited)

For the year ended April 30, 2003, the Funds designated long-term capital gain dividends as follows:

Alabama Tax-Free Income	$ 871,439
Value	1,284,234

At April 30, 2003, the following percentage represents the portion of distributions from net investment income which is exempt from federal income tax, other than the alternative minimum tax:

Fund
Alabama Tax-Free Income	92.8%

For the fiscal year ended April 30, 2003 certain dividends paid by Value may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Annual Report

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

The Board of Trustees and Shareholders

SOUTHTRUST FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the SouthTrust U.S. Treasury Money Market Fund, SouthTrust Income Fund, SouthTrust Bond Fund, SouthTrust Alabama Tax-Free Income Fund, SouthTrust Value Fund and SouthTrust Growth Fund, each a portfolio of the SouthTrust Funds (the “Funds”), as of April 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of SouthTrust Funds for each of the years or periods in the three-year period ended April 30, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated June 8, 2001.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the SouthTrust Funds as of April 30, 2003, the results of their operations for the year then ended, the changes in their net assets and financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Boston, Massachusetts

June 9, 2003

Annual Report

BOARD OF TRUSTEES AND COMPANY OFFICERS

The following tables give information about each Board member and the senior officers of the Funds. The tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The Southtrust Fund Complex consists of six investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in the SouthTrust Fund Complex and serves for an indefinite term. The Funds’ Statement of Additional Information includes additional information about Company Trustees and is available, without charge and upon request, by calling 1-800-843-8618.

INTERESTED TRUSTEES BACKGROUND

Name
Birth Date Address Positions Held with Company Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

William O. Vann* Birth Date: January 28, 1942 P.O. Box 10645 Birmingham, AL TRUSTEE Began serving: April, 1992

Principal Occupation: President and Chairman, Vann Family Investments LLC; Trustee and Past Chairman, The Childrens’ Hospital of Alabama.

Previous Positions: Chairman and Chief Executive Officer, Young & Vann Supply Co.

Thomas M. Grady* Birth Date: July 25, 1941 P.O. Box 2 708 McLain Road Kannapolis, NC TRUSTEE Began serving: March, 1996	Principal Occupation: Partner of the law firm of Hartsell & Williams, P.A.; Member, Board of Directors, Pfeiffer University; Trustee, Cannon Foundation.

Billy L. Harbert, Jr* Birth Date: May 23, 1965 820 Shades Creek Parkway Birmingham, AL TRUSTEE Began serving: March, 1998

Principal Occupation: President and Chief Executive Officer, b. L. harbert International LLC (construction).

Other Directorships Held: Member/ Shareholder, Bonaventure Capital, LLC; Member/ Shareholder, Bonaventure Partners LLC; Board Member/ Shareholder, Founders Trust Company, Inc.; Member/ Shareholder, Treble Range Partners, LLC.

Each Trustee is considered to be “interested” because of his ownership of the common stock of SouthTrust Corporation.

INDEPENDENT TRUSTEES BACKGROUND

Name
Birth Date Address Positions Held with Company Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Charles G. Brown, III Birth Date: November 27, 1953 1400 Red Hollow Road Birmingham, AL CHAIRMAN AND TRUSTEE Began serving: April, 1992	Principal Occupation: President, Tubular Products Company (since 1985); Managing Partner, Red Hollow Partnership.

Russell W. Chambliss Birth Date: December 26, 1951 Mason Corporation 123 Oxmoor Road Birmingham, AL TRUSTEE Began serving: April, 1992	Principal Occupation: President and Chief Executive Officer, Mason Corporation (manufacturer of roll formed aluminum and steel products).

Annual Report

Name
Birth Date Address Positions Held with Company Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Dr. Lawrence W. Greer Birth Date: October 26, 1944 Greer Capital Advisers LLC 2200 Woodcrest Place, Suite 309 Birmingham, AL TRUSTEE Began serving: October, 1999

Principal Occupation: Sr. Managing Partner, Greer Capital Advisers, President, S.C.O.U.T. Corp.

Other Directorships Held: Chairman, Board of Directors, Southern BioSystems; Director, Daily Access Concepts, Inc., Electronic HealthCare Systems, Inc., Cumberland Pharmaceuticals, Biotechnology Association of Alabama, and Research Foundatuib—University of Alabama at Birmingham.

George H. Jones, III Birth Date: April 1, 1950 Jones & Kirkpatrick PC 300 Union Hill Drive Birmingham, AL Began Serving: August, 2001	Principal Occupation: CPA and Stockholder, Jones & Kirkpatrick, PC.

OFFICERS

Name
Birth Date Address Positions Held with Company	Principal Occupation(s) and Previous Positions

Richard S. White, Jr. Birth Date: March 14, 1934 SouthTrust Bank 420 North 20th Street Birmingham, AL PRESIDENT Began Serving: March, 2002	Principal Occupation: Division President, SouthTrust Capital Management. Previous Positions: Executive Vice President, SouthTrust Capital Management Group.

Charles L. Davis, Jr. Birth Date: March 23, 1960 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF EXECUTIVE OFFICER Began Serving: December, 2002

Principal Occupations: Vice President, Federated Services Company; Director, Mutual Fund Services, Strategic Relationship Management for Federated Services Company.

Previous Positions: Vice President and Director of Investor Relations for MNC Financial, Inc.

Edward G. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT Began Serving: December, 2002

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

Annual Report

Name
Birth Date Address Positions Held with Company	Principal Occupation(s) and Previous Positions

Charles A. Beard Birth Date: October 26, 1946 SouthTrust Bank 420 North 20th Street Birmingham, AL VICE PRESIDENT Began Serving: March, 2002	Principal Occupation: Senior Vice President, SouthTrust Asset Management. Previous Positions: Senior Vice President and Marketing Director, SouthTrust Capital Management Group.

Peter J. Germain Birth Date: September 3, 1959 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT Began Serving: May, 1999	Principal Occupation: Senior Vice President and Director; Mutual Fund Services Division, Federated Services Company. Previous Positions: Senior Corporate Counsel, Federated Investors, Inc.

Beth Broderick Birth Date: August 2, 1965 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT Began Serving: July, 1998	Principal Occupation: Vice President, Federated Services Company (1997 to present). Previous Positions: Client Services Officer, Federated Services Company (1992-1997).

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER Began Serving: December, 2002

Principal Occupation: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

John D. Johnson Birth Date: November 8, 1970 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA SECRETARY Began Serving: March, 2001	Principal Occupation: Counsel, Reed Smith LLP Previous Positions: Associate Corporate Counsel, Federated Investors, Inc. (1999 to 2002); Associate, Kirkpatrick & Lockhart LLP (1997 to 1999).

Annual Report

No Bank Guarantee	Not FDIC Insured	May Lose Value

No Bank Guarantee	Not FDIC Insured	May Lose Value

Investment Adviser: South Trust Investment Advisors Distributor: Federated Securities Corp.		Cusip 844734103 Cusip 844734400 Cusip 844734202 Cusip 844734608 Cusip 844734301 Cusip 844734509 G00859-01 (6/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The registrant's  Chief Executive Officer and Treasurer have concluded that the  registrant's  disclosure  controls and  procedures (as defined in rule
     30a-2 under the  Investment  Company Act of 1940 (the "Act")) are effective in  design  and  operation  and are  sufficient  to form  the  basis of the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  SouthTrust Funds

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        June 24, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Charles L. Davis, Jr., Principal Executive Officer

Date        June 24, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        June 24, 2003